Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Reclassification
Reclassification
Certain amounts reported in prior periods have been reclassified to conform to the current period presentation. These reclassifications did not have a material effect on previously reported consolidated financial statements.

Principles of Consolidation
PRINCIPLES OF CONSOLIDATION
All significant intercompany balances and transactions have been eliminated in consolidation. The Company’s consolidated financial statements include all entities in which the Company has a controlling financial interest under either the voting interest or variable interest model. The assessment of whether or not the Company has a controlling interest (i.e., the primary beneficiary) in a variable interest entity (VIE) is performed on an on-going basis. All equity investments in non-consolidated VIEs are included in "other assets" in the Company’s consolidated balance sheets. The Company’s maximum exposure to loss as a result of its involvement with non-consolidated VIEs was approximately $230.2 million and $160.2 million at December 31, 2018 and 2017, respectively.  The Company's maximum exposure to loss was equivalent to the carrying value of its investments and any related outstanding loans to the non-consolidated VIEs.
Investments in entities that are not consolidated are accounted for under either the equity, fair value, or proportional amortization method of accounting. Prior to January 1, 2018, investments in entities that were not consolidated were accounted for under either the equity, cost, or proportional amortization method of accounting. Investments for which the Company has the ability to exercise significant influence over the operating and financing decisions of the entity are accounted for under the equity method. Investments for which the Company does not hold such ability are accounted for at cost less impairment plus or minus changes resulting from observable price changes, which approximates fair value. Prior to January 1, 2018, investments for which the Company did not hold such ability were accounted for under the cost method. Investments in qualified affordable housing projects, which meet certain criteria, are accounted for under the proportional amortization method.

Use of Estimates
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the accounting for acquired impaired loans, the allowance for credit losses, the valuation of goodwill and other intangible assets, and income taxes.

Concentration of Credit Risk
CONCENTRATION OF CREDIT RISKS
Most of the Company’s business activity is with customers located in the southeastern United States. The Company’s lending activity is concentrated in its market areas within those states. The Company has emphasized originations of commercial loans and private banking loans, defined as loans to higher net worth clients. Repayments on loans are expected to come from cash flows of the borrower and/or guarantor. Losses on secured loans are limited by the net realizable value of the collateral upon default of the borrowers and guarantor support. The Company believes it does not have any excessive concentrations to any one industry, loan type, or customer.

Business Combinations
BUSINESS COMBINATIONS
Assets and liabilities acquired in business combinations are recorded at their acquisition date fair values. The Company generally records provisional amounts at the time of acquisition based on the information available to the Company. The provisional estimates of fair values may be adjusted for a period of up to one year (“measurement period”) from the date of acquisition if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. Adjustments recorded during the measurement period are recognized in the current reporting period.
Loans generally represent a significant portion of the assets acquired in the Company’s business acquisitions. If the Company discovers that it has materially underestimated the credit losses expected in the loan portfolio based on information available at the acquisition date within the measurement period, it will reduce or eliminate the gain and/or increase goodwill recorded on the acquisition in the period the adjustment is recorded. If the Company determines that losses arose subsequent to the acquisition date, such losses are reflected as a provision for credit losses.

Cash and Cash Equivalents
CASH AND CASH EQUIVALENTS
For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents are defined as cash on hand, interest-bearing deposits, and non-interest-bearing demand deposits at other financial institutions with original maturities less than three months. IBERIABANK may be required to maintain average cash balances on hand or with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. At December 31, 2018 and 2017, IBERIABANK had sufficient cash deposited with the Federal Reserve Bank to cover the required reserve balance.

Investment Securities
INVESTMENT SECURITIES
Management determines the appropriate accounting classification of debt and equity securities at the time of acquisition and re-evaluates such designations at least quarterly. Debt securities that management has the ability and intent to hold to maturity are classified as HTM and carried at cost, adjusted for amortization of premiums and accretion of discounts using methods approximating the interest method. Securities acquired with the intention of recognizing short-term profits or which are actively bought and sold are classified as trading securities and reported at fair value, with unrealized gains and losses recognized in earnings. Securities not classified as HTM or trading are classified as AFS and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in OCI. Prior to January 1, 2018, equity securities with readily determinable fair values were also classified as AFS and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in OCI. Credit-related declines in the fair value of debt securities that are considered OTTI are recorded in earnings. Prior to January 1, 2018, credit-related declines in the fair value of marketable equity securities that were considered OTTI were recorded in earnings.
The Company evaluates its investment securities portfolio on a quarterly basis for indicators of OTTI. Declines in the fair value of individual HTM and AFS securities below their amortized cost basis are reviewed to determine whether the declines are other than temporary. In estimating OTTI losses, management considers 1) the length of time and the extent to which the fair value has been less than the amortized cost basis, 2) the financial condition and near-term prospects of the issuer, 3) its intent to sell and whether it is more likely than not that the Company would be required to sell those securities before the anticipated recovery of the amortized cost basis, and 4) for debt securities, the recovery of contractual principal and interest.
For securities that the Company does not expect to sell, or it is not more likely than not it will be required to sell prior to recovery of its amortized cost basis, the credit component of an OTTI is recognized in earnings and the non-credit component is recognized in OCI. For securities that the Company does expect to sell, or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, both the credit and non-credit component of an OTTI are recognized in earnings. Subsequent to recognition of OTTI, an increase in expected cash flows is recognized as a yield adjustment over the remaining expected life of the security based on an evaluation of the nature of the increase.
Other equity securities primarily consist of stock acquired for regulatory purposes, such as Federal Home Loan Bank stock and Federal Reserve Bank stock and are included in “other assets."
Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

Loans Held for Sale
LOANS HELD FOR SALE
Loans and loan commitments which the Company does not have the intent and ability to hold for the foreseeable future or until maturity or payoff are classified as loans held for sale at the time of origination or acquisition. Subsequent to origination or acquisition, if the Company no longer has the intent or ability to hold a loan for the foreseeable future, generally a decision has been made to sell the loan and it is classified within loans held for sale. Unless the fair value option has been elected at origination or acquisition, loans classified as held for sale are carried at the lower of cost or fair value. Amortization/accretion of remaining unamortized net deferred loan fees or costs and discounts or premiums (if applicable) ceases when a loan is classified as held for sale.
Loans held for sale primarily consist of fixed rate single-family residential mortgage loans originated and committed to be sold in the secondary market. Mortgage loans originated and held for sale are recorded at fair value under the fair value option, unless otherwise noted. For mortgage loans for which the Company has elected the fair value option, gains and losses are included in mortgage income. For any other loans held for sale, net unrealized losses, if any, are recognized through a valuation allowance that is recorded as a charge to non-interest income. See Note 19 for further discussion of the determination of fair value for loans held for sale. In most cases, loans in this category are sold within thirty days and are generally sold with the mortgage servicing rights released. Buyers generally have recourse to return a purchased loan or request reimbursement for the loan premium or consideration transferred for servicing rights under limited circumstances. Recourse conditions may include prepayment, payment default, breach of representations or warranties, and documentation deficiencies. During 2018 and 2017, an insignificant number of loans were returned to the Company. At December 31, 2018 and 2017, the recorded repurchase liability associated with transferred loans was not material.

Loans and Leases
LOANS
Legacy (Loans originated or renewed and underwritten by the Company)
The Company originates mortgage, commercial, and consumer loans for customers. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the unpaid principal balances, less the ALL, charge-offs, and unamortized net loan origination fees and direct costs, except for loans carried at fair value. Interest income is accrued as earned over the term of the loans based on the principal balance outstanding. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield.
Acquired (Loans acquired through Business Combinations)
Acquired loans are recorded at fair value on the acquisition date. Credit risk assumptions and any resulting credit discounts are included in the determination of fair value. Therefore, an ALL is not recorded at the acquisition date. The determination of fair value includes estimates related to discount rates, expected prepayments, and the amount and timing of undiscounted expected principal, interest, and other cash flows.
All acquired loans are evaluated for impairment at the time of acquisition. At the time of acquisition, acquired loans that reflect credit deterioration since origination to the extent that it is probable that the Company will be unable to collect all contractually required payments are classified as purchased impaired loans (“acquired impaired loans”). All other acquired loans are classified as purchased non-impaired loans (“acquired non-impaired loans”).
At the time of acquisition, acquired impaired loans are accounted for individually or aggregated into loan pools with similar characteristics, which include:

•	whether the loan is performing according to contractual terms at the time of acquisition,

•	the loan type based on regulatory reporting guidelines, primarily whether the loan was a mortgage, consumer, or commercial loan,

•	the nature of the collateral,

•	the interest rate type, whether fixed or variable rate, and

•	the loan payment type, primarily whether the loan is amortizing or interest-only.
From these pools, the Company uses certain loan information, including outstanding principal balance, estimated expected losses, weighted average maturity, weighted average term to re-price for a variable rate loan, weighted average margin and weighted average interest rate to estimate the expected cash flows for each loan pool.

For acquired impaired loans, expected cash flows at the acquisition date in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of future cash flows is reasonably estimable. For acquired non-impaired loans, the difference between the fair value and unpaid principal balance of the loan at acquisition, referred to as a purchase premium or discount, is amortized or accreted to income over the estimated life of the loans as an adjustment to yield.
Subsequent to acquisition, the Company performs cash flow re-estimations at least quarterly for each acquired impaired loan or loan pool. Increases in estimated cash flows above those expected at the time of acquisition are recognized on a prospective basis as interest income over the remaining life of the loan and/or pool. Decreases in expected cash flows subsequent to acquisition generally result in recognition of a provision for credit loss. The measurement of cash flows involves several assumptions and judgments, including prepayments, default rates and loss severity among other factors. All of these factors are inherently subjective and significant changes in the cash flow estimations can result over the life of the loan.
Classification
The Company’s loan portfolio is disaggregated into portfolio segments for purposes of determining the ACL. The Company’s portfolio segments include commercial, residential mortgage, and consumer and other loans, bifurcated between legacy and acquired non-impaired loans. The Company further disaggregates each commercial, residential mortgage, and consumer and other loans portfolio segment into classes for purposes of monitoring and assessing credit quality based on certain risk characteristics. Classes within the commercial loan portfolio segment include commercial real estate-construction, commercial real estate-owner-occupied, commercial real estate-non-owner occupied, and commercial and industrial. Classes within the consumer and other loans portfolio segment include home equity, indirect automobile, credit card and other.

Troubled Debt Restructurings
Troubled Debt Restructurings
The Company periodically grants concessions to its customers in an attempt to protect as much of its investment as possible and minimize risk of loss. These concessions may include restructuring the terms of a loan to alleviate the burden of the customer’s near-term cash requirements. In order to be classified as a TDR, the Company must conclude that the restructuring constitutes a concession and the customer is experiencing financial difficulties. The Company defines a concession to the customer as a modification of existing terms for economic or legal reasons that it would otherwise not consider. The concession is either granted through an agreement with the customer or is imposed by a court of law. Concessions include modifying original loan terms to reduce or defer cash payments required as part of the loan agreement, including but not limited to:

•	a reduction of the stated interest rate for the remaining original life of the loan,

•	extension of the maturity date or dates at a stated interest rate lower than the current market rate for new loans with similar risk characteristics,

•	reduction of the face amount or maturity amount of the loan as stated in the agreement, or

•	reduction of accrued interest receivable on the loan.
In its determination of whether the customer is experiencing financial difficulties, the Company considers numerous indicators, including, but not limited to:

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whether the customer is currently in default on its existing loan(s), or is in an economic position where it is probable the customer will be in default on its loan(s) in the foreseeable future without a modification,

•	whether the customer has declared or is in the process of declaring bankruptcy,

•	whether there is substantial doubt about the customer’s ability to continue as a going concern,

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whether, based on its projections of the customer’s current capabilities, the Company believes the customer’s future cash flows will be insufficient to service the loan, including interest, in accordance with the contractual terms of the existing agreement for the foreseeable future, and

•	whether the customer cannot obtain sufficient funds from other sources at an effective interest rate equal to the current market rate for a similar loan for a non-troubled debtor.
If the Company concludes that both a concession has been granted and the customer is experiencing financial difficulties, the Company identifies the loan as a TDR. All TDRs are considered impaired loans.

Non-accrual and Past Due Loans (Including Loan Charge-offs)
Non-accrual and Past Due Loans (Including Loan Charge-offs)
Loans are generally considered past due when contractual payments of principal and interest have not been received within
30 days from the contractual due date. Residential mortgage loans are considered past due when contractual payments have not been received for two consecutive payment dates.
Legacy and acquired non-impaired loans are placed on non-accrual status when any of the following occur: 1) the loan is maintained on a cash basis because of deterioration in the financial condition of the borrower; 2) collection of the full contractual amount of principal and interest is not expected even if the loan is currently paying as agreed;  or 3) when principal or interest has been in default for a period of 90 days or more, unless the loan is both well-secured and in the process of collection. Factors considered in determining the collection of the full contractual amount of principal and interest include assessment of the borrower’s cash flow, valuation of underlying collateral, and the ability and willingness of guarantors to provide credit support.  Certain commercial loans are also placed on non-accrual status when payment is not past due and full payment of principal and interest is expected, but the Company has doubt about the borrower’s ability to comply with existing repayment terms. Consideration will be given to placing a loan on non-accrual due to the deterioration of the debtor’s repayment ability, the repayment of the loan becoming dependent on the liquidation of collateral, an existing collateral deficiency, the loan being classified as "Doubtful" or "Loss," the client filing for bankruptcy, and/or foreclosure being initiated. Regarding all classes within the C&I and CRE portfolios, the determination of a borrower’s ability to make the required principal and interest payments is based on an examination of the borrower’s current financial statements, industry, management capabilities, and other qualitative factors.
Acquired impaired loans are placed on non-accrual status when the Company cannot reasonably estimate cash flows on a loan or loan pool. Legacy and acquired non-impaired loans are evaluated for potential charge-off in accordance with the parameters discussed in the following paragraph or when the loan is placed on non-accrual status, whichever is earlier.
Loans within the commercial portfolio (except for acquired impaired loans) are generally evaluated for charge-off at
90 days past due, unless both well-secured and in the process of collection. Closed and open-end residential mortgage and consumer loans (except for acquired impaired loans) are evaluated for charge-off no later than 120 days past due. Any outstanding loan balance in excess of the fair value of the collateral less costs to sell is charged-off no later than 120 days days past due for loans secured by real estate. For non-real estate secured loans, in lieu of charging off the entire loan balance, loans may be written down to the fair value of the collateral less costs to sell if repossession of collateral is assured and in process.
The accrual of interest, as well as the amortization/accretion of any remaining unamortized net deferred fees or costs and discount or premium, is discontinued at the time the loan is placed on non-accrual status. All accrued but uncollected interest for loans that are placed on non-accrual status is reversed through interest income. Cash receipts received on non-accrual loans are generally applied against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income (i.e., cost recovery method). However, interest may be accounted for under the cash-basis method as long as the remaining recorded investment in the loan is deemed fully collectible.
Loans are returned to accrual status when the borrower has demonstrated a capacity to continue payment of the debt (generally a minimum of six months of sustained repayment performance) and collection of contractually required principal and interest associated with the debt is reasonably assured. Additionally, for a non-accrual TDR to be returned to accrual status, a current, well-documented credit analysis is required and the borrower must have complied with all terms of the modification. At such time, the accrual of interest and amortization/accretion of any remaining unamortized net deferred fees or costs and discount or premium shall resume. Any interest income which was applied to the principal balance shall not be reversed and subsequently will be recognized as an adjustment to yield over the remaining life of the loan.

Impaired Loans
Impaired Loans
For all classes within the commercial portfolio, all loans with an outstanding commitment balance above a specific threshold are evaluated on a quarterly basis for potential impairment. Generally, residential mortgage and consumer loans within any class are not individually evaluated on a regular basis for impairment. All TDRs, regardless of the outstanding balance amount or portfolio classification, and all acquired impaired loans are considered to be impaired.
A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal and/or interest in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the likelihood of collecting scheduled principal and interest payments when contractually due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Impairment losses are measured on a loan-by-loan basis for commercial and certain residential mortgage or consumer loans, based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral-dependent. This measurement requires significant judgment and use of estimates, and the actual loss ultimately recognized by the Company may differ significantly from the estimates.

Allowance for Credit Losses
ALLOWANCE FOR CREDIT LOSSES
The Company maintains the ACL at a level that management believes appropriate to absorb estimated probable credit losses incurred in the loan portfolios, including unfunded commitments, as of the consolidated balance sheet date. The ACL consists of the allowance for loan losses (contra asset) and the reserve for unfunded commitments (liability). The manner in which the ACL is determined is based on 1) the accounting method applied to the underlying loans and 2) whether the loan is required to be measured for impairment. The Company delineates between loans accounted for under the contractual yield method, legacy and acquired non-impaired loans, and acquired impaired loans. Further, for legacy and acquired non-impaired loans, the Company attributes portions of the ACL to loans and loan commitments that it measures individually, and groups of homogeneous loans and loan commitments that it measures collectively for impairment.
Determination of the appropriate ACL involves a high degree of complexity and requires significant judgment regarding the credit quality of the loan portfolio. Several factors are taken into consideration in the determination of the overall ACL, including a qualitative component. These factors include, but are not limited to, the overall risk profiles of the loan portfolios, net charge-off experience, the extent of impaired loans, the level of non-accrual loans, the level of 90 days past due loans, the value of collateral, the ability to monetize guarantor support, and the overall percentage level of the allowance relative to the loan portfolio, amongst other factors. The Company also considers overall asset quality trends, changes in lending practices and procedures, trends in the nature and volume of the loan portfolio, including the existence and effect of any portfolio concentrations, changes in experience and depth of lending staff, the Company’s legal, regulatory and competitive environment, national and regional economic trends, data availability and applicability that might impact the portfolio or the manner in which it estimates losses, and risk rating accuracy and risk identification.
The allowance for loan losses for all impaired loans (excluding acquired impaired loans) is determined on an individual loan basis, considering the facts and circumstances specific to each borrower. The allowance is based on the difference between the recorded investment in the loan and generally either the estimated net present value of projected cash flows or the estimated value of the collateral associated with a collateral-dependent loan.
The allowance for loan losses for all non-impaired loans (excluding acquired impaired loans) is calculated based on pools of loans with similar characteristics. The pool-level allowance is calculated through the application of PD (i.e., probability of default) and LGD (i.e., loss given default) factors for each individual loan. PDs and LGDs are determined based on historical default and loss information for similar loans. For purposes of establishing estimated loss percentages for pools of loans that share common risk characteristics, the Company’s loan portfolio is segmented by various loan characteristics including loan type, risk rating for commercial, Vantage or FICO score for residential mortgage and consumer, past due status for residential mortgage and consumer and call report code. The default and loss information is measured over an appropriate period for each loan pool and adjusted as deemed appropriate. Qualitative adjustments are incorporated into the pool-level analysis to accommodate for the imprecision of certain assumptions and uncertainties inherent in the calculation.
See the "Loans" section of this footnote for discussion of the determination of the ACL for acquired impaired loans.
Certain inherent, but unconfirmed losses are probable within the loan portfolio. The Company’s current methodology for determining the level of inherent losses is based on historical loss rates, current credit grades, specific allocation, and other qualitative adjustments. In a stable or deteriorating credit environment, heavy reliance on historical loss rates and the credit grade rating process results in model-derived reserves that tend to slightly lag behind portfolio deterioration. Similar lags can occur in an improving credit environment whereby required reserves can lag slightly behind portfolio improvement. Given these and other model limitations, qualitative adjustment factors may be incremental or decremental to the quantitative model results.

The reserve for unfunded commitments is determined using similar methodologies described above for non-impaired loans. The loss factors used in the reserve for unfunded commitments are equivalent to the loss factors used in the allowance for loan losses, while also considering utilization of unused commitments.

Premises and Equipment
PREMISES AND EQUIPMENT
Land is carried at cost. Buildings, furniture, fixtures, and equipment are carried at cost, less accumulated depreciation computed on a straight-line basis over the estimated useful lives of 10 to 40 years for buildings and related improvements and generally 3 to 20 years for furniture, fixtures, and equipment. Leasehold improvements are amortized over the lease term, including any renewal periods that are reasonably assured, or the asset’s useful life, whichever is shorter. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
Goodwill represents the excess of the consideration paid in a business combination over the fair value of the identifiable net assets acquired. Goodwill is not amortized, but is assessed for potential impairment at a reporting unit level on an annual basis, as of October 1st, or whenever events or changes in circumstances indicate that it is more likely than not the fair value of a reporting unit is less than its respective carrying amount. For the annual October 1, 2018 impairment evaluation, management elected to bypass the qualitative assessment for each respective reporting unit (IBERIABANK, Mortgage, and LTC) and performed Step 1 of the goodwill impairment test. Step 1 of the goodwill impairment test requires the Company to compare the fair value of each reporting unit with its carrying amount, including goodwill. Accordingly, the Company determined the fair value of each reporting unit and compared the fair value to each respective reporting unit’s carrying amount. The Company determined that none of the reporting units’ fair values were below their respective carrying amounts. The Company concluded goodwill was not impaired as of October 1, 2018. Further, no events or changes in circumstances between October 1, 2018 and December 31, 2018 indicated that it was more likely than not the fair value of any reporting unit had been reduced below its carrying value.

Based on the testing performed in 2018 and 2017, management concluded that for the IBERIABANK, Mortgage, and LTC reporting units, goodwill was not impaired at any time during those periods.
Title Plant
Costs incurred to construct a title plant, including the costs incurred to obtain, organize, and summarize historical information, are capitalized until the title plant can be used to perform title searches. A purchased title plant, including a purchased undivided interest in a title plant, is recorded at cost at the date of acquisition. For a title plant acquired separately or as part of a business acquisition, cost is measured as the fair value of the consideration paid. Capitalized costs of a title plant are not depreciated or charged to income unless circumstances indicate that the carrying amount of the title plant has been impaired. Impairment indicators include a change in legal requirements or statutory practices, identification of obsolescence, or abandonment of the title plant, among other indicators.
Capitalized storage and retrieval costs (e.g., costs to convert from one storage retrieval system to another or to modernize the storage and retrieval systems) incurred after a title plant is operational are charged to expense in a systematic and rational manner. Title plant is recorded within "other assets" on the Company’s consolidated balance sheets.
Intangible assets subject to amortization
The Company’s acquired intangible assets that are subject to amortization primarily include core deposit intangibles, which are amortized on a straight-line or accelerated basis, and a customer relationship intangible asset, which is amortized on an accelerated basis, over average lives not to exceed 10 years. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is identified if the sum of the undiscounted estimated future cash flows is less than the carrying value of the asset. Intangible assets are recorded within "other assets" on the Company’s consolidated balance sheets.

Other Real Estate Owned
OTHER REAL ESTATE OWNED
Other real estate owned includes all real estate, other than bank premises used in bank operations, owned or controlled by the Company, including real estate acquired in settlement of loans. Properties are initially recognized at the lower of the recorded investment in the loan or its estimated fair value less costs to sell, generally when the Company has received physical possession. The amount by which the recorded investment of the loan exceeds the fair value less costs to sell of the property is charged to the ALL. Subsequent to foreclosure, the assets are carried at the lower of cost or fair value less costs to sell. Former bank properties transferred to OREO are recorded at the lower of cost or market. Subsequent declines in the fair value of other real estate are recorded as adjustments to the carrying amount through a valuation allowance. Revenue and expenses from operations, gain or loss on sale, and changes in the valuation allowance are included in net expenses from foreclosed assets. OREO is recorded within "other assets" on the Company’s consolidated balance sheets.

Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into various derivative financial instruments to manage interest rate risk, asset sensitivity and other exposures such as liquidity and credit risk, as well as to facilitate customer transactions. The primary types of derivatives utilized by the Company for its risk management strategies include interest rate swap agreements, interest rate collars, interest rate floors, foreign exchange contracts, interest rate lock commitments, forward sales commitments, written and purchased options, and credit derivatives. All derivative instruments are recognized on the consolidated balance sheets as "other assets" or "other liabilities" at fair value, regardless of whether a right of offset exists. Changes in the fair value of a derivative instrument are recorded based on whether it has been designated and qualifies as part of a hedging relationship.
Interest rate swap and foreign exchange contracts are entered into by the Company to allow its commercial customers to manage their exposure to market rate fluctuations. To mitigate the Company's exposure to the rate risk associated with customer contracts, offsetting derivative positions are entered into with reputable counterparties. The Company manages its credit risk, or potential risk of default, from the customer contracts through credit limit approval and monitoring procedures. These contracts are not designated for hedge accounting (i.e., treated as economic hedges).
Derivatives Designated in Hedging Relationships
For cash flow hedges, the effective and ineffective portions of the gain or loss related to the derivative instrument is initially reported as a component of OCI and subsequently reclassified into earnings when the forecasted transaction affects earnings or when the hedge is terminated. Prior to January 1, 2018, the ineffective portion of the gain or loss, if any, was reported in earnings immediately in either "other income" or "other expense," respectively. In applying hedge accounting for derivatives, the Company establishes and documents a method for assessing the effectiveness of the hedging derivative and a measurement approach for determining the ineffective aspect of the hedge upon the inception of the hedge. The Company has designated interest rate swaps in a cash flow hedge to convert forecasted variable interest payments to a fixed rate on its junior subordinated debt. The Company has also designated interest rate collars and interest rate floors in a cash flow hedge to reduce the risk of fluctuations in interest rates and thereby reduce the Company’s exposure to variability in cash flows from variable-rate loans. The Company has concluded that the forecasted transactions are probable of occurring.
Derivatives Not Designated in Hedging Relationships
For derivative instruments that are not designated as hedging instruments, changes in the fair value of the derivatives are recognized in earnings immediately.
Common Types of Derivatives

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Interest rate swap agreements Interest rate swaps are agreements to exchange interest payments based upon notional amounts. The exchange of payments typically involves paying a fixed rate and receiving a variable rate or vice versa. The Company primarily utilizes these instruments, which the Company designates as cash flow hedges, to manage interest rate risk by converting a portion of its variable-rate loans or debt to a fixed rate.

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Interest rate collars Interest rate collars are agreements that create a range within which interest rates can fluctuate. The interest rate collar protects against significant decreases in interest rates but limits the benefits when interest rates increase. These instruments are designated as cash flow hedges and are used by the Company to manage interest rate risk by reducing the variability in cash flows that can occur with variable-rate loans.

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Interest rate floors Interest rate floors are agreements that protect against significant decreases in interest rates if interest rates fall below a specified level over an agreed period of time. These instruments are designated as cash flow hedges and are used by the Company to manage interest rate risk by reducing the variability in cash flows that can occur with variable-rate loans.

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Interest rate lock commitments The Company enters into commitments to originate mortgage loans intended for sale whereby the interest rate on the prospective loan is determined prior to funding (“rate lock”). A rate lock is provided to a borrower, subject to conditional performance obligations, for a specified period of time that typically does not exceed 60 days. Rate lock commitments on mortgage loans that are intended to be sold are recognized as derivatives. Accordingly, such commitments are recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income on the consolidated statements of comprehensive income.

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Forward sales commitments The Company uses forward sales commitments to protect the value of its rate locks and mortgage loans held for sale from changes in interest rates and pricing between the origination of the rate lock and sale of these loans, as changes in interest rates have the potential to cause a decline in value of rate locks and mortgage loans included in the held for sale portfolio. These commitments are recognized as derivatives and recorded at fair value as derivative assets or liabilities, with changes in fair value recorded in mortgage income on the consolidated statements of comprehensive income.

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Equity-indexed certificates of deposit IBERIABANK offers its customers a certificate of deposit that provides the purchaser a guaranteed return of principal at maturity plus a potential return, which allows IBERIABANK to identify a known cost of funds. The rate of return is based on the performance of a group of publicly traded stocks that represent a variety of industry segments. Because it is based on an equity index, the rate of return represents an embedded derivative that is not clearly and closely related to the host instrument and is to be accounted for separately. Accordingly, the certificate of deposit is separated into two components: a zero coupon certificate of deposit (the host instrument) and a written option purchased by the depositor (an embedded derivative). The discount on the zero coupon deposit is amortized over the life of the deposit, and the written option is carried at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded through earnings. IBERIABANK offsets the risks of the written option by purchasing an option with terms that mirror the written option, which is also carried at fair value on the Company’s consolidated balance sheets.

Off-balance-Sheet Credit-related Financial Instruments
OFF-BALANCE SHEET CREDIT-RELATED FINANCIAL INSTRUMENTS
In the ordinary course of business, the Company executes various commitments to extend credit, including commitments under commercial construction arrangements, commercial and home equity lines of credit, credit card arrangements, commercial letters of credit, and standby letters of credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed. Such financial instruments are recorded on the funding date. At December 31, 2018 and 2017, the fair value of guarantees under commercial and standby letters of credit was not material.

Transfers of Financial Assets
TRANSFERS OF FINANCIAL ASSETS
Transfers of financial assets, or portions thereof which meet the definition of a participating interest, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when 1) the assets have been legally isolated from the Company, 2) the transferee has the right to pledge or exchange the assets with no conditions that constrain the transferee and provide more than a trivial benefit to the Company, and 3) the Company does not maintain effective control over the transferred assets. If the transfer does not satisfy all three criteria, the transaction is recorded as a secured borrowing.
If the transfer is accounted for as a sale, the transferred assets are derecognized from the Company’s balance sheet and a gain or loss on sale is recognized. If the transfer is accounted for as a secured borrowing, the transferred assets remain on the Company’s balance sheet and the proceeds from the transaction are recognized as a liability.
Servicing Rights
The Company recognizes the rights to service mortgage and other loans as separate assets, which are recorded in "other assets" in the consolidated balance sheets, when purchased or when servicing is contractually separated from the underlying loans by sale with servicing rights retained.
For loan sales with servicing retained, a servicing right, generally an asset, is recorded at fair value at the time of sale for the right to service the loans sold. All servicing rights are identified by class and amortized over the remaining service life of the loan.

Income Taxes
INCOME TAXES
The Company and all subsidiaries file a consolidated Federal income tax return on a calendar year basis. The Company files income tax returns in the U.S. Federal jurisdiction and various state and local jurisdictions through IBERIABANK Corporation (Parent), IBERIABANK, and their respective subsidiaries. In lieu of Louisiana state income tax, IBERIABANK is subject to the Louisiana bank shares tax, portions of which are included in both "non-interest expense" and "income tax expense" in the Company’s consolidated statements of comprehensive income. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations for years before 2014.
Deferred income tax assets and liabilities are determined using the liability or balance sheet method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if applicable, in "non-interest expense."
Investments in qualified affordable housing projects that meet certain criteria are accounted for under the proportional amortization method. Under this method, the expense associated with the investments is recognized in income tax expense rather than non-interest expense. The Company has also elected to utilize the deferral method for investments that generate investment tax credits. Under this approach, the investment tax credits are recognized as a reduction of the related asset rather than income tax expense.

Share-based Compensation Plans
SHARE-BASED COMPENSATION PLANS
The Company issues stock options, restricted stock awards, restricted share units, and phantom stock awards under various plans to directors, officers, and other key employees. Compensation cost for all awards is recognized on a straight-line basis over the requisite service period, which is generally the vesting period, taking into account retirement eligibility. The majority of the Company's share-based awards qualify for equity accounting and contain service conditions. The fair value of awards is measured at the grant date and not subsequently remeasured. The Company accounts for share-based forfeitures as they occur.
For awards that contain a market condition, the Company includes the market condition in the determination of the grant date fair value of the award. Compensation cost for an award with a market condition is recognized regardless of whether the market condition is satisfied, assuming the requisite service is met. The Company does not include performance conditions in the determination of the grant date fair value of the award. Compensation cost for an award with a performance condition is not recognized if the performance condition is not satisfied. Phantom stock awards are accounted for as liability awards and are remeasured at each reporting period based on their fair value until the date of settlement. Compensation cost for each reporting period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the phantom stock award for each reporting period.
Compensation expense relating to share-based awards is recognized in net income as part of “salaries and employee benefits” on the consolidated statements of comprehensive income for employees and “professional services” for non-employee directors. The exercise price for the options granted by the Company is not less than the fair market value of the underlying stock at the grant date.

Earnings Per Common Share
EARNINGS PER COMMON SHARE
Basic earnings per share represents income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares, in the form of stock options or restricted stock units, had been issued, as well as any adjustment to income that would result from the assumed issuance. Participating common shares issued by the Company relate to unvested outstanding restricted stock awards, the earnings allocated to which are used in determining income available to common shareholders under the two-class method. The two-class method allocates earnings for the period between common shareholders and other participating securities holders. The participating awards receiving dividends are allocated the same percentage of income as if they were outstanding shares.

Share Repurchases	SHARE REPURCHASES The Company classifies repurchased shares as a reduction to issued shares of common stock and adjusts the stated value of common stock and paid-in-capital.
Comprehensive Income
COMPREHENSIVE INCOME
Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and cash flow hedges, are reported as a separate component of the shareholders’ equity section of the consolidated balance sheets, such items along with net income are components of comprehensive income.

Fair Value Measurements
FAIR VALUE MEASUREMENTS
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company estimates fair value based on the assumptions market participants would use when selling an asset or transferring a liability and characterizes such measurements within the fair value hierarchy based on the inputs used to develop those assumptions and measure fair value. The hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

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Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

Following is a description of the valuation methodologies used for financial instruments measured at fair value, as well as the classification of such instruments within the valuation hierarchy. The descriptions below are exclusive of assets or liabilities acquired in business combinations, as all such instruments are required to initially be measured at fair value.

•	Cash and cash equivalents The carrying amounts of cash and cash equivalents approximate their fair value and are classified within Level 1 of the fair value hierarchy.

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Investment securities Securities are classified within Level 1 where quoted market prices are available in an active market. If quoted market prices are unavailable, fair value is estimated using quoted prices of securities with similar characteristics and the securities are classified within Level 2 of the fair value hierarchy.

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Mortgage loans held for sale Mortgage loans originated and held for sale are recorded at fair value under the fair value option, unless otherwise noted. When determining the fair value of loans held for sale, the Company obtains quotes or bids on these loans directly from the purchasing financial institutions. Mortgage loans held for sale are classified within Level 2 of the fair value hierarchy.

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Mortgage loans held for investment at fair value option The fair value of mortgage loans held for investment at fair value option is determined by a third party using a discounted cash flow model using various assumptions about future loan performance and market discount rates. Mortgage loans held for investment at fair value option are classified within Level 3 of the fair value hierarchy.

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Loans The fair values of mortgage loans are estimated using an exit price methodology that is based on present values using interest rate that would be charged for a similar loan to a borrower with similar risk at December 31, 2018, weighted for varying maturity dates and adjusted for a liquidity discount based on the estimated time period to complete a sale transaction with a market participant. At December 31, 2017, the fair value of mortgage loans was estimated using an entry value methodology.

Other loans and leases are valued based on present values using the interest rate that would be charged for a similar instrument to a borrower with similar risk at December 31, 2018, applicable to each category of instruments, and adjusted for a liquidity discount based on the estimated time period to complete a sale transaction with a market participant. At December 31, 2017, the fair value of other loans and leases was estimated using an entry value methodology.
At December 31, 2018 and 2017, mortgage and other loans and leases are classified within Level 3 of the fair value hierarchy.

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Impaired loans Fair value measurements for impaired loans are determined using either a present value of expected future cash flows discounted using the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral-dependent (Level 3 of the fair value hierarchy). Fair value of the collateral is determined by appraisals or independent valuation less costs to sell. Impaired loans for which the fair value of the collateral is higher than the recorded investment in the loan are not adjusted to fair value and therefore not recorded in the Company’s non-recurring fair value measurements section of the Fair Value Measurements footnote.

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Other real estate owned Fair values of OREO are determined by sales agreement or appraisal and costs to sell are based on estimation per the terms and conditions of the sales agreement or amounts commonly used in real estate transactions. Inputs include appraisal values on the properties or recent sales activity for similar assets in the property’s market. Updated appraisals are obtained on at least an annual basis. OREO measured at fair value is classified within Level 3 of the fair value hierarchy.

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Derivative financial instruments Fair values of interest rate swaps, interest rate locks, interest rate collars, interest rate floors, foreign exchange contracts, forward sales contracts, and written and purchased options are estimated using prices of financial instruments with similar characteristics and thus are classified within Level 2 of the fair value hierarchy.

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Deposits The fair value of non-interest-bearing deposits, NOW accounts, money market deposits and savings accounts are the amounts payable on demand at the reporting date. Certificates of deposit and other time deposits are valued using a discounted cash flow model based on the weighted-average rate at December 31, 2018 and 2017 for deposits with similar remaining maturities. The Company evaluated the inputs to the fair value estimate and based on our use of quoted prices for similar liabilities determined that the fair value of deposits should be classified within Level 2 of the fair value hierarchy.

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Short-term borrowings Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily, are reflected at the amount of cash received in connection with the transaction, and are classified within Level 1 of the fair value hierarchy. The carrying amounts of other short-term borrowings maturing within ninety days approximate their fair values and are classified within Level 2 of the fair value hierarchy as similar instruments are traded in active markets.

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Long-term debt The fair values of long-term debt are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The fair value of the Company’s long-term debt is classified within Level 3 of the fair value hierarchy.

Recent Accounting Pronouncements
NOTE 2 - RECENT ACCOUNTING PRONOUNCEMENTS
Pronouncements adopted during the year ended December 31, 2018:
ASU No. 2014-09
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which implements a common revenue standard and clarifies the principles used for recognizing revenue. The ASU clarifies that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
Revenue from Contracts with Customers
The majority of the Company’s income streams (e.g., interest and dividend income and mortgage income) are accounted for in accordance with GAAP literature outside the scope of ASC 606, Revenue from Contracts with Customers. Details regarding income recognition for interest and non-interest streams can be found throughout Note 1 - Summary of Significant Accounting Policies. Impairment losses recognized against certain receivables (e.g., NSF fees) and capitalized costs (e.g., sales commissions) associated with contracts within the scope of ASC 606 are immaterial.
Non-interest income from service charges on deposit accounts, broker commissions, ATM/debit card fee income, credit card and merchant-related income (e.g., interchange fees), and transactional income from traditional banking services (part of other non-interest income) are the significant income streams within the scope of ASC 606 associated with the IBERIABANK reportable segment. Non-interest income from title revenue is associated with the LTC reportable segment.
Recognition of Revenue from Contracts with Customers
The Company enters into various contracts with customers to provide traditional banking services, including asset management, on a routine basis. The Company’s performance obligations are generally service-related and provided on a daily or monthly basis. The Company does not typically have performance obligations which extend beyond a reporting period. The performance obligations are generally satisfied upon completion of service (i.e., as services are rendered) and the fees are collected at such time, or shortly thereafter. The fees are readily determinable and allocated individually to each service. It is not typical for contracts to require significant judgment to determine the transaction price. Some contracts contain variable consideration; however, the variable consideration is generally constrained (not estimable) as it is based on the occurrence or nonoccurence of a contingent event (or another constraint in some circumstances). The Company generally records the variable consideration when the contingent event occurs and the fee is determinable.
The Company provides some services for customers in which it acts in an agent capacity, but generally acts in a principal capacity. Payment terms and conditions vary slightly amongst services; however, amounts are generally invoiced and due or collected by the Company within 30 days, although some fees may be prepaid. The Company bills the customer periodically as performance obligations are satisfied for most services. Therefore, revenue for services provided is generally recognized in the amount invoiced (except in circumstances of prepayment) as that amount corresponds directly to the value of the Company’s performance. In the normal course of business, the Company does not generally grant refunds for services provided. As such, the Company does not establish provisions for estimated returns.
Title revenue associated with services provided by LTC, as well as broker commissions, ATM/debit card fee income, credit card and merchant-related income (e.g., interchange fees), and transactional fees from traditional banking services generated within IBERIABANK are generally recognized at the point-in-time the services are provided. The Company has determined this recognition to be appropriate as, upon completion of services, the Company has completed its performance obligations, has a present right to payment (or has collected the cash), and the customer is able to obtain (or has obtained) substantially all of the benefits from the performance obligation (i.e., the provided services). Revenues from service charges on deposit accounts are recognized at the end of the monthly service period (e.g., account service charges) or the date the performance obligation is satisfied (e.g., NSF, stop payment, wire transfer, etc.), except for deposit account services performed by Treasury Management which are recognized on a monthly basis, as these services are performed over that time. Asset management fees (e.g., trust fees) are generally recognized at the end of the monthly service period, but fees are not collected until the beginning of the subsequent month, although some contracts may have quarterly terms and/or be prepaid. NSF fees which are not initially paid are subsequently recorded as a loan (along with the overdraft balance) and remain classified as such until the amount is paid or charged-off (generally after 60 days).

Adoption of ASC 606
The Company adopted ASC 606 as of January 1, 2018 for all contracts as of the effective date. Prior period amounts have been reclassified to conform to current guidance requirements related to the net presentation of certain costs associated with interchange fees and rewards programs. The reclassification of prior period amounts reduced non-interest income and non-interest expense by approximately $8.9 million for the year ended December 31, 2017 and had no impact on net income. There was no cumulative adjustment made to opening retained earnings as of January 1, 2018.

ASU No. 2016-01
In January 2016, the FASB issued ASU No. 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which impacts how the Company measures certain equity investments and discloses and presents certain financial instruments through the application of the “exit price” methodology.
The Company adopted this ASU as of January 1, 2018. Under the new guidance, equity investments can no longer be classified as trading or available for sale (AFS), and the related unrealized holding gains and losses can no longer be recognized in OCI. Per the ASU, such equity investments should be measured at fair value with adjustments recognized in earnings at the end of each reporting period. The Company’s portfolio of equity investments previously classified as AFS investment securities, which were not material at the date of adoption, were reclassified to “other assets.” As these equity investments were previously measured at fair value, the implementation of this ASU did not require any changes to the Company’s valuation method for these equity investments. As a result of adopting this ASU, the Company recorded an immaterial cumulative-effect adjustment to retained earnings for previously recorded fair value adjustments related to these equity investments. The Company elected the practical expedient measurement alternative to prospectively account for other equity investments that do not have readily determinable fair values at cost less impairment plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer.
The Company also modified its methodology for determining the estimated fair value for loans measured at amortized cost to the “exit price” methodology as required by this ASU. The fair value disclosure for loans measured at amortized cost had previously been determined using an “entry price” methodology. The Company’s “exit price” methodology estimates the fair value of these loans based on the present value of the future cash flows using the interest rate that would be charged for a similar loan to a borrower with similar risk at the indicated balance sheet date, adjusted for a liquidity discount based on the estimated time period to complete a sale transaction with a market participant.
ASU No. 2016-15
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (ASC 230): Classification of Certain Cash Receipts and Cash Payments, in order to reduce current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.
The Company retrospectively adopted this ASU effective January 1, 2018. The adoption of this ASU did not impact the Company’s consolidated statements of cash flows.
ASU No. 2017-04
In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (ASC 350): Simplifying the Test for Goodwill Impairment, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Therefore, any carrying amount which exceeds the reporting unit’s fair value up to the amount of goodwill recorded will be recognized as an impairment loss.
The Company elected to early adopt this ASU prospectively effective September 30, 2018. The Company completed its annual impairment test as of October 1, 2018 in accordance with this ASU and concluded that goodwill was not impaired as of the testing date.
ASU No. 2017-12
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (ASC 815): Targeted Improvements to Accounting for Hedging Activities, which amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results.
The Company elected to early adopt this ASU effective January 1, 2018. The modified-retrospective adoption of this ASU did not impact the Company’s consolidated financial statements in the current or prior periods.

ASU No. 2018-15
In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The guidance requires customers in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine which implementation costs to capitalize as assets or expense as incurred. ASC 350-40 requires the capitalization of certain costs incurred only during the application development stage (e.g., costs of integration with on-premises software, coding, configuration, and customization). ASC 350-40 also requires entities to expense costs during the preliminary project and post-implementation stages (e.g., costs of project planning, training, maintenance after implementation, data conversion) as they are incurred. The accounting for the service element of the arrangement is not affected by the ASU.
Capitalized implementation costs related to a hosting arrangement that is a service contract should be amortized over the term of the hosting arrangement. Capitalized implementation costs and the related expense should be presented in the same line item in the statement of financial position and income statement as the fees associated with the hosting element of the arrangement. Capitalized implementation cost payments should be classified in the statement of cash flows in the same manner as payments for the service component of the hosting arrangement (typically operating cash flows).
The Company elected to early adopt the guidance prospectively effective August 31, 2018. The adoption of the guidance did not have a significant impact on the Company’s consolidated financial statements.
Pronouncements issued but not yet adopted:
ASU No. 2016-02, ASU No. 2018-11, and ASU No. 2018-20
In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842). This guidance requires lessees to recognize lease assets (i.e., right of use assets) and liabilities on the balance sheet for leases that are classified as operating leases. The lessor accounting model was relatively unchanged by this ASU. Additional guidance includes, but is not limited to, the elimination of leveraged leases; modification to the definition of a lease; guidance on sale and leaseback transactions; and disclosure of additional quantitative and qualitative information. ASU No. 2016-02 required lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach.
In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842): Targeted Improvements. This ASU includes an optional transition method to apply ASU No. 2016-02 on a prospective basis as of the effective date, with a cumulative effect adjustment to retained earnings in the period of adoption, instead of applying the guidance using a modified retrospective approach as originally required under ASU No. 2016-02. ASU No. 2018-11 also provides lessors with a practical expedient by class of underlying asset to not separate nonlease components from the associated lease component under certain circumstances and clarifies which guidance (ASC 842 or ASC 606) to apply to combined lease and nonlease components.
In December 2018, the FASB issued ASU No. 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. This ASU permits lessors to elect to not evaluate whether certain sales taxes and other similar taxes are lessor costs or lessee costs and instead, exclude these taxes from the measurement of lease revenue and expense and provide certain disclosures. The ASU adds further clarity regarding lessor recognition and measurement of (i) lessor costs paid directly by lessees to third parties on the lessor’s behalf and lessor costs that are paid by the lessor and reimbursed by the lessee, and (ii) certain variable payments that are allocated to the lease and non-lease components when changes in the facts and circumstances on which the variable payment is based occur.
The Company elected the optional transition method and adopted ASU No. 2016-02, ASU No. 2018-11 and ASU No. 2018-20 effective January 1, 2019. The Company occupies certain banking offices and uses equipment under operating lease agreements, which were historically not recognized on the consolidated balance sheets. As a result of adopting this ASU, the Company anticipates recording a net increase to both assets and liabilities of approximately $100 million on January 1, 2019. The Company also elected the package of practical expedients that do not require the reassessment of expired or existing contracts’ lease classification, direct costs, or whether they are or contain leases. The Company did not elect the hindsight practical expedient. The Company did not elect to account for lease and nonlease components as a single lease component. The adjustment to retained earnings on January 1, 2019 as a result of adopting this ASU and the related impact on the Company’s regulatory capital ratios was not significant.

ASU No. 2016-13
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments. The guidance introduces an impairment model that is based on expected credit losses (ECL), rather than incurred losses, to estimate credit losses on certain types of financial instruments such as loans and held-to-maturity securities, including certain off-balance sheet financial instruments such as loan commitments. The measurement of ECL should consider historical information, current information, and reasonable and supportable forecasts, including estimates of prepayments, over the contractual term. Financial instruments with similar risk characteristics must be grouped together when estimating ECL.
The ASU also amends the current AFS security impairment model for debt securities. The new model will require an estimate of ECL when the fair value is below the amortized cost of the asset through the use of an allowance to record estimated credit losses (and subsequent recoveries). Non-credit related losses will continue to be recognized through OCI.
In addition, the guidance provides for a simplified accounting model for purchased financial assets with a more-than-insignificant amount of credit deterioration since their origination. The initial estimate of expected credit losses would be recognized through an ALLL with an offset (i.e., increase) to the cost basis of the related financial asset at acquisition.
ASU No. 2016-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods. The ASU will be applied through a modified-retrospective approach, resulting in a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. A prospective transition approach is required for debt securities for which OTTI had been recognized before the effective date. Amounts previously recognized in AOCI as of the date of adoption that relate to improvements in cash flows expected to be collected should continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption should be recorded in earnings when received.
The Company has established a cross-function implementation team and engaged third-party consultants who have jointly developed a project plan to provide implementation oversight. The Company is in the process of developing and implementing current expected credit loss models that satisfy the requirements of the ASU and continues to identify key interpretive issues. The Company expects that this ASU will result in an increase to ALLL given the change to estimate losses over the full remaining estimated life of the loan portfolio as well as the adoption of an allowance for debt securities. The extent of the increase in the ALLL is not yet known and will depend on the composition of our loan and securities portfolios, finalization of credit loss models, macroeconomic conditions and forecasts at the adoption date.

ASU No. 2018-13
In August 2018, the FASB released ASU No. 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements.
The ASU No. 2018-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods, with early adoption permitted.
The Company is currently evaluating the impact of the ASU. While adoption of this ASU will result in changes to existing disclosures, it will not have any impact on our financial position or results of operation.

ASU No. 2018-16
In October 2018, the FASB released ASU No. 2018-16, Derivatives and Hedging (ASC 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under ASC 815 in addition to the interest rates on direct Treasury obligations of the U.S. government (UST), the London Interbank Offered Rate (LIBOR) swap rate, the OIS Rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate.

The required effective date of this ASU is dependent upon when an entity adopts the provisions of ASU No. 2017-12. The Company adopted ASU No. 2018-16 effective January 1, 2019 on a prospective basis for qualifying new or redesignated hedging relations as ASU No. 2017-12 had previously been adopted on January 1, 2018. The implementation of this ASU will not have a significant impact on the Company’s consolidated financial statements.

ASU No. 2018-17
In October 2018, the FASB released ASU No. 2018-17, Consolidation (ASC 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, which improves the consistency of the application of the variable interest entity (VIE) related party guidance for common control arrangements. This ASU requires reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP) when determining whether a decision-making fee is a variable interest.
ASU No. 2018-17 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and early adoption is permitted. The guidance should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.
The Company is currently evaluating the impact of the ASU on the Company’s consolidated financial statements.